Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Y	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Selling, General and Administrative Expenses	Mar. 31, 2011 Selling, General and Administrative Expenses	Mar. 31, 2010 Selling, General and Administrative Expenses	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Stock Options Minimum	Mar. 31, 2012 Stock Options Maximum	Mar. 31, 2012 2004 Stock Option Plan	Mar. 31, 2012 2004 Stock Option Plan Minimum	Mar. 31, 2012 2004 Stock Option Plan Maximum	Mar. 31, 2012 Annie Inc Omnibus Incentive Plan	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Restricted Stock Units	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Performance Shares	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, common stock eligible to be granted to employees, directors and consultants														1,859,078
Stock options, vesting period(years)			10 years												2 years	5 years
Stock options, expiration period (years)												5 years	10 years	10 years
Stock options, common stock eligible for repurchase of common stock														423,313			540,107
Stock options, maximum outstanding shares														30.00%
Stock-based compensation, common stock allocated to be issued											176,615						867,570
Incentive Plan, shares purchased for stock plan	69,551		69,551		65,899												261,564	16,700	49,199
Share based compensation, weighted-average grant date fair value					$ 7.62	$ 4.51												$ 19.00	$ 19.00	$ 7.15
Percentage of restricted stock units granted to employees vested																			50.00%
Stock-based compensation expense, related to stock options granted to the employees					$ 635,000	$ 37,000	$ 1,000	$ 506,000	$ 373,000	$ 902,000
Unrecognized compensation cost related to unvested share-based compensation	2,800,000		2,800,000		3,500,000
Unrecognized compensation cost, expected to be recognized over a weighted average period			2 years 10 months 24 days		3 years 8 months 12 days
Award vesting term, minimum years			2
Award vesting term, maximum years			5
Restricted stock units granted to employees vesting on second anniversary			50.00%
Restricted stock units granted to employees vesting on third anniversary			50.00%
Vesting period end date			Mar. 31, 2015
Share-based compensation expense	$ 230,000	$ 151,000	$ 677,000	$ 390,000